EARNINGS / (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Loss Per Share
Schedule of earning per share

	For the period ended
	December 31,
Basic earnings / (loss) per share	2017	2016	2015

Earnings / (loss) attributable to owners of the parent (ThUS$)	155,304	69,220	(219,274)

Weighted average number of shares, basic	606,407,693	546,559,599	545,547,819

Basic earnings / (loss) per share (US$)	0.25610	0.12665	(0.40193)

	For the period ended
	December 31,
Diluted earnings / (loss) per share	2017	2016		2015

Earnings / (loss) attributable to owners of the parent (ThUS$)	155,304	69,220		(219,274)

Weighted average number of shares, basic	606,407,693	546,559,599	(*)	545,547,819

Weighted average number of shares, diluted	606,407,693	546,559,599		545,547,819

Diluted earnings / (loss) per share (US$)	0.25610	0.12665		(0.40193)

(*) In the calculation of diluted earnings per share have not been considered the compensation plan disclosed in Note 34 (a.1), because the average market price is lower than the price of options.